Consolidated statement of financial position Inventories and current intangible assets, and trade and other receivables (Parenthetical) £ in Millions	12 Months Ended
Mar. 31, 2018 GBP (£)
Statement of financial position [abstract]
Increase (decrease) in inventories and current intangible assets and trading and other receivables, excluding foreign exchange	£ 286
Increase (decrease) in inventories and current intangible assets and trading and other receivables, foreign exchange	278
Current inventories, current intangible assets and trade and other current receivables	3,139
Increase (decrease) in current intangible assets	£ (30)